Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 7 – INVENTORIES, NET

Inventories, net, consisted of the following:

	December 31, 2020	December 31, 2019
Raw materials	$184,681	$239,983
Finished goods	838,579	792,492
	1,023,260	1,032,475
Less: Inventory allowance	(293,053)	(144,272)
Inventories, net	$730,207	$888,203

Inventories include raw material and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended December 31, 2020, 2019 and 2018, the Company provided an inventory allowance of $131,326, 144,272 and Nil, respectively.